Income Taxes (Details) - Schedule of Deferred Tax Asset - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Asset [Abstract]
Allowance for doubtful accounts	$ 41	$ 103
Total deferred tax assets, net	$ 41	$ 103